INCOME TAXES (Disclosure of deferred taxes) (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Recognised deferred tax assets and liabilities
Right-of-use assets	$ (36,000)	$ (78,000)
Lease liability	36,000	78,000
Net deferred tax assets	$ 0	$ 0